UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5454

Dreyfus New Jersey Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Municipal Bond Fund, Inc.
September 30, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.8%	Rate (%)	Date	Amount ($)		Value ($)
New Jersey--96.0%
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	7,275,000		7,404,568
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.00	2/15/34	1,000,000		1,068,690
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.75	2/15/42	5,000,000		5,644,000
Delaware River Port Authority,
Revenue	5.00	1/1/30	3,500,000		3,915,310
East Orange Board of Education,
COP, LR (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/21	685,000	a	607,869
East Orange Board of Education,
COP, LR (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/26	745,000	a	531,118
East Orange Board of Education,
COP, LR (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/28	2,345,000	a	1,481,336
Essex County,
General Improvement GO	5.00	8/1/23	9,000,000		10,454,040
Essex County Improvement
Authority, SWDR (Covanta
Project)	5.25	7/1/45	2,500,000	b	2,513,875
Garden State Preservation Trust,
Revenue (Open Space and
Farmland Preservation Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.75	11/1/28	10,000,000		12,326,800
Gloucester County Improvement
Authority, County Guaranteed
Loan Revenue (County Capital
Program)	5.00	4/1/38	7,000,000		7,547,190
Gloucester County Pollution
Control Financing Authority,
PCR (Logan Project)	5.00	12/1/24	1,000,000		1,123,170
Gloucester Township Municipal
Utilities Authority, Sewer
Revenue (Insured; AMBAC)	5.65	3/1/18	985,000		1,039,736
Hudson County Improvement

Authority, Harrison Stadium
Land Acquisition Special
Obligation Revenue (Harrison
Redevelopment Project)
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/15/34	3,000,000	a	1,435,350
Irvington Township,
GO (Fiscal Year Adjustment
Bonds and General Improvement
Bonds) (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/15/32	2,000,000		2,246,180
Mercer County Improvement
Authority, County Secured Open
Space Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	8/1/40	3,290,000		3,301,120
Middletown Township Board of
Education, GO	5.00	8/1/25	2,000,000		2,305,800
Middletown Township Board of
Education, GO	5.00	8/1/26	2,935,000		3,366,709
Monroe Township Board of
Education, School District GO	5.00	3/1/34	1,250,000		1,440,487
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.00	6/15/24	3,000,000		3,241,770
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.00	6/15/28	3,625,000		3,819,554
New Jersey Economic Development
Authority, Department of Human
Services Composite Revenue
(Division of Developmental
Disabilities)	6.25	7/1/24	900,000		921,222
New Jersey Economic Development
Authority, Department of Human
Services Composite Revenue
(Division of Mental Health
Services)	6.10	7/1/17	260,000		260,980
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/20	3,350,000	a	2,997,245
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/21	2,620,000	a	2,265,959
New Jersey Economic Development
Authority, Private Activity
Revenue (The Goethals Bridge
Replacement Project)	5.38	1/1/43	3,500,000		3,748,780

New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/17	5,000,000	a	4,892,350
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/18	2,500,000	a	2,385,875
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/20	6,500,000	a	5,832,320
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/22	6,000,000	a	4,979,160
New Jersey Economic Development
Authority, Revenue (Provident
Group - Rowan Properties
L.L.C. - Rowan University
Student Housing Project)	5.00	1/1/35	1,000,000		1,054,570
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.75	9/1/23	385,000		424,547
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.50	9/1/24	10,000,000		11,052,300
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/27	10,000,000		11,312,600
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Prerefunded)	5.75	3/1/21	3,380,000	c	4,111,736
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	5.25	9/15/29	8,050,000		8,721,692
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.10	6/1/23	3,000,000		3,343,080
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.60	11/1/34	6,600,000		7,431,468
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American

Water Company, Inc. Project)	5.70	10/1/39	5,000,000		5,677,400
New Jersey Educational Facilities
Authority, Revenue (Kean
University Issue)	5.00	9/1/21	1,500,000		1,667,985
New Jersey Educational Facilities
Authority, Revenue (Montclair
State University Issue)	5.25	7/1/38	2,000,000		2,181,920
New Jersey Educational Facilities
Authority, Revenue (New Jersey
City University Issue)
(Insured; Assured Guaranty
Corp.)	5.00	7/1/35	12,165,000		13,197,200
New Jersey Educational Facilities
Authority, Revenue (New Jersey
Institute of Technology Issue)	5.00	7/1/31	2,000,000		2,241,280
New Jersey Educational Facilities
Authority, Revenue (Princeton
Theological Seminary Issue)	5.00	7/1/29	5,000,000		5,763,800
New Jersey Educational Facilities
Authority, Revenue (Public
Library Project Grant Program
Issue) (Insured; AMBAC)	5.50	9/1/17	1,500,000		1,504,380
New Jersey Educational Facilities
Authority, Revenue (Ramapo
College of New Jersey Issue)	5.00	7/1/42	3,000,000		3,250,560
New Jersey Educational Facilities
Authority, Revenue (Seton Hall
University Issue) (Prerefunded)	6.25	7/1/19	5,000,000	c	5,949,100
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.00	7/1/27	5,000,000		5,248,950
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.00	7/1/34	7,455,000		7,833,490
New Jersey Educational Facilities
Authority, Revenue (The
College of New Jersey Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/35	5,000,000		5,438,300
New Jersey Educational Facilities
Authority, Revenue (The
William Paterson University of
New Jersey Issue)	5.00	7/1/22	2,165,000		2,508,845
New Jersey Educational Facilities
Authority, Revenue (The
William Paterson University of
New Jersey Issue)	5.00	7/1/29	2,130,000		2,437,402
New Jersey Educational Facilities
Authority, Revenue (The
William Paterson University of
New Jersey Issue)	5.00	7/1/30	2,255,000		2,564,273
New Jersey Educational Facilities

Authority, Revenue (The
William Paterson University of
New Jersey Issue) (Insured;
Assured Guaranty Corp.)	5.00	7/1/38	3,745,000	4,060,629
New Jersey Health Care Facilities
Financing Authority, Revenue
(AHS Hospital Corporation
Issue)	5.00	7/1/27	5,400,000	5,846,742
New Jersey Health Care Facilities
Financing Authority, Revenue
(AtlantiCare Regional Medical
Center Issue)	5.00	7/1/22	3,975,000	4,214,017
New Jersey Health Care Facilities
Financing Authority, Revenue
(Barnabas Health Issue)	5.63	7/1/32	3,000,000	3,420,750
New Jersey Health Care Facilities
Financing Authority, Revenue
(General Hospital Center at
Passaic, Inc. Obligated Group
Issue) (Insured; Assured
Guaranty Municipal Corp.)
(Escrowed to Maturity)	6.75	7/1/19	410,000	459,610
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue)	5.00	1/1/28	2,780,000	3,048,048
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue) (Insured;
Assured Guaranty Corp.)	5.25	1/1/36	2,900,000	3,100,535
New Jersey Health Care Facilities
Financing Authority, Revenue
(Kennedy Health System
Obligated Group Issue)	5.00	7/1/31	1,525,000	1,669,601
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)	5.00	7/1/23	2,500,000	2,891,125
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)	5.00	7/1/26	1,000,000	1,127,590
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)
(Insured; Assured Guaranty
Corp.)	5.00	7/1/38	4,720,000	5,002,067
New Jersey Health Care Facilities
Financing Authority, Revenue
(Robert Wood Johnson

University Hospital Issue)	5.00	7/1/31	4,950,000		5,412,676
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (Insured;
National Public Finance
Guarantee Corp.) (Escrowed to
Maturity)	0.00	7/1/23	2,280,000	a	1,963,080
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue)
(Insured; Assured Guaranty
Corp.)	5.50	7/1/38	5,000,000		5,528,250
New Jersey Health Care Facilities
Financing Authority, State
Contract Revenue (Hospital
Asset Transformation Program)	5.25	10/1/38	13,595,000		14,236,004
New Jersey Higher Education
Student Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/21	1,800,000		2,014,920
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue	5.00	12/1/25	695,000		732,433
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue	5.00	12/1/26	1,700,000		1,787,873
New Jersey Highway Authority,
Revenue (Garden State Parkway)
(Escrowed to Maturity)	6.00	1/1/19	5,645,000		6,398,269
New Jersey Housing and Mortgage
Finance Agency, Multi-Family
Revenue	4.95	5/1/41	7,000,000		7,323,400
New Jersey Housing and Mortgage
Finance Agency, SFHR	5.20	10/1/25	4,620,000		4,914,017
New Jersey Housing and Mortgage
Finance Agency, SFHR	6.38	10/1/28	1,530,000		1,589,288
New Jersey Housing and Mortgage
Finance Agency, SFHR	5.25	10/1/37	310,000		317,635
New Jersey Institute of
Technology, GO	5.00	7/1/31	3,385,000		3,897,963
New Jersey Institute of
Technology, GO	5.00	7/1/32	1,000,000		1,117,500
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	12/15/23	7,000,000		7,710,010
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/31	2,500,000		2,643,775
New Jersey Transportation Trust
Fund Authority (Transportation
System)	6.00	12/15/38	6,565,000		7,148,103
New Jersey Transportation Trust

Fund Authority (Transportation
System) (Insured; AMBAC)	5.25	12/15/22	5,000,000		5,445,400
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	0.00	12/15/24	1,000,000	a	655,290
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/32	3,000,000		3,022,200
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Prerefunded)	6.00	12/15/18	1,435,000	c	1,668,073
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	35,000		35,552
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/23	2,000,000		2,379,360
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/25	3,000,000		3,643,650
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/26	2,000,000		2,331,160
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/34	2,000,000		2,266,300
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/35	3,000,000		3,327,000
New Jersey Turnpike Authority,
Turnpike Revenue	5.25	1/1/40	5,420,000		5,957,501
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.25	1/1/27	3,000,000		3,728,070
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.16	1/1/30	5,500,000	d	5,032,500
North Hudson Sewerage Authority,
Gross Revenue Senior Lien
Lease Certificates (Master
Lease Agreeement)	5.00	6/1/24	1,000,000		1,150,180
North Hudson Sewerage Authority,
Gross Revenue Senior Lien
Lease Certificates (Master
Lease Agreement)	5.00	6/1/42	10,320,000		11,188,531
North Jersey District Water Supply
Commission, Sewer Revenue
(Wanaque South Project)
(Insured; National Public
Finance Guarantee Corp.)
(Escrowed to Maturity)	6.00	7/1/19	945,000		1,048,695
Port Authority of New York and New
Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	3,000,000		3,677,460
Port Authority of New York and New
Jersey (Consolidated Bonds,

167th Series)	5.00	9/15/24	2,400,000		2,754,384
Port Authority of New York and New
Jersey (Consolidated Bonds,
167th Series)	5.50	9/15/26	7,600,000		8,846,476
Port Authority of New York and New
Jersey (Consolidated Bonds,
172nd Series)	5.00	10/1/33	5,000,000		5,543,150
Port Authority of New York and New
Jersey (Consolidated Bonds,
178th Series)	5.00	12/1/24	2,000,000		2,352,500
Port Authority of New York and New
Jersey (Consolidated Bonds,
185th Series)	5.00	9/1/31	2,270,000		2,569,754
Port Authority of New York and New
Jersey (Consolidated Bonds,
186th Series)	5.00	10/15/21	2,555,000		2,988,609
Port Authority of New York and New
Jersey (Consolidated Bonds,
186th Series)	5.00	10/15/44	9,730,000		10,686,556
Port Authority of New York and New
Jersey, Special Project
Revenue (JFK International Air
Terminal LLC Project)	5.00	12/1/20	2,500,000		2,844,800
Rahway Valley Sewerage Authority,
Sewer Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/30	7,550,000	a	4,391,609
Rutgers, The State University,
GO	5.00	5/1/26	5,000,000		5,945,050
Rutgers, The State University,
GO	5.00	5/1/39	3,450,000		3,841,472
Salem County Pollution Control
Financing Authority, PCR
(Chambers Project)	5.00	12/1/23	1,000,000		1,081,210
South Jersey Port Corporation,
Marine Terminal Revenue	5.75	1/1/23	4,000,000		4,377,360
South Jersey Port Corporation,
Marine Terminal Revenue
(Insured; Assured Guaranty
Corp.)	5.75	1/1/34	2,900,000		3,190,638
South Jersey Port Corporation,
Marine Terminal Revenue
(Insured; Assured Guaranty
Corp.)	5.88	1/1/39	6,000,000		6,583,260
South Jersey Transportation
Authority, Transportation
System Revenue	5.00	11/1/23	4,250,000		4,693,615
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	4,000,000		3,890,720
Tobacco Settlement Financing

Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.75	6/1/34	2,800,000	2,176,608
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	13,050,000	10,323,464
U.S. Related--2.8%
Guam,
Business Privilege Tax Revenue	5.00	11/15/34	3,660,000	4,042,324
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	2,000,000	2,142,680
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	5,000,000	5,606,900
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Notes)	5.00	10/1/25	2,000,000	2,196,520
Total Investments (cost $452,818,578)			98.8%	489,217,932
Cash and Receivables (Net)			1.2%	5,860,966
Net Assets			100.0%	495,078,898

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, this security was valued at $2,513,875 or 0.5% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Variable rate security--interest rate subject to periodic change.

At September 30, 2015, net unrealized appreciation on investments was $36,399,354 of which $37,106,917 related to appreciated investment securities and $707,563 related to depreciated investment securities. At September 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts

LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of September 30, 2015 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	489,217,932	-	489,217,932
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New Jersey Municipal Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 23, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 23, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)